Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue by Major Source in each Segment	The following table disaggregates the Company’s revenue by major source in each segment for the years ended March 31, 2024, 2023 and 2022:
	2024	2023	2022
For the year ended March 31,
Retail drugstores
Prescription drugs	$25,269,177	$27,212,994	$28,503,283
OTC drugs	31,542,597	32,358,339	35,658,864
Nutritional supplements	9,890,985	8,737,519	9,664,071
TCM	3,405,979	9,719,653	5,353,900
Sundry products	1,129,647	1,082,168	1,544,639
Medical devices	4,440,085	4,241,095	3,503,735
Total retail revenue	$75,678,470	$83,351,768	$84,228,492
Online pharmacy
Prescription drugs	$9,151,412	$10,606,244	$10,331,652
OTC drugs	12,969,313	13,870,953	11,473,177
Nutritional supplements	4,284,556	2,740,253	2,014,011
TCM	571,769	434,920	315,231
Sundry products	1,448,537	1,129,701	2,271,009
Medical devices	3,432,296	3,603,018	3,814,284
Total online revenue	$31,857,883	$32,385,089	$30,219,364
Drug wholesale
Prescription drugs	$30,784,949	$21,617,636	$41,116,991
OTC drugs	11,323,730	10,289,987	7,903,824
Nutritional supplements	741,883	310,909	424,210
TCM	388,396	458,502	241,828
Sundry products	692,101	64,422	93,338
Medical devices	3,073,665	333,663	164,508
Total wholesale revenue	$47,004,724	$33,075,119	$49,944,699
Total revenue	$154,541,077	$148,811,976	$164,392,555

Schedule of Reconciliation of Cash Equivalents and Restricted Cash	The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of March 31, 2024 and 2023:
	March 31, 2024	March 31, 2023
Cash and cash equivalents	$20,149,806	$18,807,936
Restricted cash	12,724,365	12,762,708
Cash, cash equivalents and restricted cash	$32,874,171	$31,570,644

Schedule of Estimates Future Expected Losses on Accounts Receivable and Other Receivables	The roll forward for the allowance for credit losses for the year end March 31, 2024, is as follows:
	For the year end March 31, 2024
	Account receivable	Other receivables	Total
Allowance for credit losses as of March 31, 2023	$2,313,306	5,329,440	$7,642,746
Credit loss reversal	(1,389,640)	(2,446,772)	(3,836,412)
Ending allowance for credit losses	$923,666	2,882,668	$3,806,334

Schedule of Estimated Useful Lives of Property And Equipment	Leasehold improvements are amortized over the shorter of lease term or remaining lease period of the underlying assets. Following are the estimated useful lives of the Company’s property and equipment:
Estimated Useful Life
Leasehold improvements	3-10 years
Motor vehicles	3-5 years
Office equipment & furniture	3-5 years
Buildings	35 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:
Estimated Useful Life
Land use rights	50 years
Software	3 years
license	Infinite